Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 7,303	$ 4,939	$ 4,161
Accounts receivable			3,000
Total Current Assets	7,303	4,939	7,161
Total Assets	7,303	4,939	7,161
CURRENT LIABILITIES:
Accrued expenses	625		275
Advances from related party	3,000	3,000	3,000
Total Current Liabilities	3,625	3,000	3,275
STOCKHOLDERS' EQUITY:
Common stock par value $0.001: 50,000,000 shares authorized; 32,574,360 shares issued and outstanding	32,574	32,574	32,574
Additional paid-in capital	1,603,894	1,603,894	1,603,894
Accumulated deficit	(1,632,790)	(1,634,529)	(1,632,582)
Total Stockholders' Equity	3,678	1,939	3,886
Total Liabilities and Stockholders' Equity	$ 7,303	$ 4,939	$ 7,161